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Scudder S&P 500 Stock Fund

Classes A, B and C

Semiannual Report

February 28, 2002

Contents

<Click Here> Performance Summary

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products and Services

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder S&P 500 Stock Fund	Nasdaq Symbol	CUSIP Number
Class A	KSAAX	811166701
Class B	KSABX	811166800
Class C	KSACX	811166883

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary February 28, 2002

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder S&P 500 Stock Fund	6-Month	1-Year	Life of Class**
Class A	-2.50%	-10.79%	-15.00%
Class B	-2.83%	-11.48%	-15.60%
Class C	-2.83%	-11.48%	-15.60%
S&P 500 Index+	-1.69%	-9.53%	-13.55%

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/02	$ 6.91	$ 6.86	$ 6.86
8/31/01	$ 7.10	$ 7.06	$ 7.06
Distribution Information: Six Months: Income Dividends	$ .01	$ -	$ -

Class A Lipper Rankings* - S&P 500 Index Objective Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	159	of	174	91

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

S&P 500 is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by Zurich Scudder Investments, Inc. The product is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Growth of an Assumed $10,000 Investment(a)* (Adjusted for Sales Charge)
-- Scudder S&P 500 Stock Fund - Class A -- S&P 500 Index+

Comparative Results* (Adjusted for Sales Charge)
Scudder S&P 500 Stock Fund		1-Year	Life of Class**
Class A	Growth of $10,000	$8,519	$7,007
	Average annual total return	-14.81%	-17.03%
Class B	Growth of $10,000	$8,586	$7,022
	Average annual total return	-14.14%	-16.93%
Class C	Growth of $10,000	$8,852	$7,239
	Average annual total return	-11.48%	-15.60%
S&P 500 Index+	Growth of $10,000	$9,047	$7,565
	Average annual total return	-9.53%	-13.55%

The growth of $10,000 is cumulative.

* Returns during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns would have been lower. Rankings are for Class A shares; rankings for share classes may vary.
** The Fund commenced operations on April 3, 2000. Index comparisons begin March 31, 2000.
a The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns may differ by share classes.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview

Dear Shareholder:

Unexpectedly, the economy managed a bit of positive growth during the final quarter of 2001. Consumers led the way, snapping up bargains in auto showrooms and putting lots of new electronics under the Christmas tree. Now the questions everyone's asking are: Is the recession already over? And what kind of a recovery will there be?

With Japan lingering in recession and Europe still in the doldrums, it will almost certainly fall to the United States to lead the way forward. Even if it turns out that the recession is already over, a variety of factors suggest that the recovery will be less than robust.

What are they? A country's currency usually weakens in a recession, but the dollar continues to climb, hurting exports. Home and auto sales - whose recovery typically propels an overall economic recovery - have not fallen as they usually do, so how can they recover? And excess investment during the bubble years has littered the landscape with underutilized facilities and crushed profits, dimming the jobs and investment outlook.

However, there are also unusually powerful forces for growth. Tax cuts already on the books are taking effect, and military and security spending is jumping. Oil prices have sunk, leaving more money for consumers and businesses to spend on other things. And perhaps most importantly, the Federal Reserve Board has pulled out all the stops and is flooding the system with money.

That last point is worth discussing in more detail, because those who remember the 1970s might wonder how the Fed has gotten away with printing so much money without reigniting inflation. One reason is foreigners' insatiable appetite for the dollar. Ordinarily, if a central banker tries to print his way out of economic hard times, he gets a quick reprimand from the currency markets. He then faces a tough choice: raise interest rates to protect his currency or face inflation caused by a weakened exchange rate which raises the cost of imports. But these are not ordinary times. While the dollar's fundamentals may appear less than stellar, global capital finds the alternatives even less appealing. Barring a turn in the dollar's fortunes, the Fed should feel free to keep its foot on the gas.

Economic Guideposts Data as of 2/28/02
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	U.S. Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.

In summary, we believe that policy stimulus may have already nudged the economy out of recession, even if growth will not return to late 90s levels any time soon. Indeed, the markets - which tend to be forward looking - saw the recovery before most economists and rebounded sharply during the final three months of 2001. Investors were also cheered by news of the significant gains made by the United States in the war on terrorism. Markets lost steam in early January, however, as they began to focus on poor corporate accounting and tried to assess whether a slow recovery would be really beneficial to corporate profits. Firmer evidence of robust profits will probably be needed before the equity markets can mount a sustained advance. That may not be available until later this year.

Zurich Scudder Investments, Inc.
Economics Group

March 6, 2002

The sources, opinions and forecasts expressed are those of the economic advisors of Zurich Scudder Investments, Inc. as of March 6, 2002, and may not actually come to pass.

Portfolio Management Review

In the following interview, Lead Portfolio Manager James Creighton, a managing director and head of global index management for Deutsche Asset Management, Inc., discusses Scudder S&P 500 Stock Fund's market environment and investment results for the fund's most recent semiannual period ended February 28, 2002.

Q: How would you describe the fund's investment environment over the six months ended February 28?

A: Obviously, it's impossible to view the past six months of market activity without taking into account the effects of events that occurred last September. Economic growth had already been in decline prior to September 11, and the terrorist attacks made things that much worse. U.S. GDP (Gross Domestic Product) growth turned negative during the third quarter of 2001, ending the longest economic expansion in U.S. history. Corporate earnings - which had already been diminishing prior to the September 11 attacks - plummeted as consumers drastically reduced spending. At the same time, companies laid off thousands of workers. When the New York Stock Exchange reopened on September 17, stocks sold off 12 percent in just five trading days, even before the full economic effects of September 11 became clear to investors.

Fortunately, the market did manage to regain some lost ground relatively quickly, which demonstrates the resilience of the U.S. economy. Two factors have helped the financial markets in early 2002: First of all, consumer confidence increased in light of quick and early military victories in Afghanistan. Second, the U.S. economy benefited from the accumulated effects of 11 interest rate cuts by the Federal Reserve during 2001. These reductions created a friendlier environment for stocks by making it less expensive for businesses to borrow and to invest capital. Both factors have helped to stabilize the U.S. economy to some extent. It now appears that the recession is ending and that the stock market has stabilized.

Q: How did the fund perform over the period?

A: Over its most recent semiannual period ended February 28, 2002, Scudder S&P 500 Stock Fund returned -2.50 percent (Class A shares unadjusted for sales charge), in keeping with the -1.69 percent return of the S&P 500 index. The life-of-fund return of the fund (Class A shares unadjusted for sales charge) since its inception was -15.00 percent.

Q: Could you touch on the performance of specific sectors and stocks within the index?

A: During the period, the best performing sector of the S&P 500 was materials, which had a total return of 6.61 percent. The worst performing sector was telecommunications services (-17.5 percent), followed closely by utilities (-15.74 percent). The best performing stock in the S&P 500 over the period was Immunex, with a total return of 65.36 percent, contributing six basis points of return to the index. Immunex's strong showing resulted from the fact that it became a takeover candidate for Amgen. The second and third best performing stocks were defense stocks - Ball Corporation and Raytheon. Both benefited from large recent increases in defense spending.

The worst performing stock over the period was Enron, with a total return of -99.0 percent. Enron subtracted 26 basis points from the index's return during the period and has since been dropped from the index. Global Crossing was the second worst performer and was similarly delisted from the S&P 500, but earlier on in the process, when it came to light that the company was experiencing severe financial problems and was going to be declaring bankruptcy. Global Crossing had a total return of -98.44 percent but deducted only four basis points of return from the index. The fact that Global Crossing was delisted early brings up an important point: In light of recent surprising and rather large bankruptcies, S&P is now quicker to delete a company from the index when it appears to be experiencing severe problems. In the past, S&P would typically wait until a specific event such as a declaration of bankruptcy provided additional certainty about the direction of events. Now, when a stock's price dips substantially and the news is very bad, S&P is much quicker to act. That's good news for indexers, and exactly what we've been looking for.

Q: Please describe how the fund is managed.

A: The fund seeks to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index. We believe that the fund offers investors a convenient means of participating in the stock market as measured by the S&P 500, while relieving them of the paperwork and time it takes to own all of these instruments directly. The fund's portfolio utilizes a "passive," or "indexing," investment approach, attempting to duplicate the overall performance of the S&P 500. In doing so, the fund attempts to allocate its portfolio in approximately the same weightings as the index (relative weightings reflect differences in the value of outstanding shares held by the public), beginning with the heaviest-weighted stocks that make up a larger portion of the index's value. A two-stage sampling approach is used in managing the fund, which helps make it easier to buy and sell stocks when needed while minimizing transactions and holding costs. In addition, because the portfolio turnover rate of index funds is typically lower than that of actively managed funds, index funds tend to generate fewer taxable capital gains.

Q: What is your outlook for the stock market over the coming months?

A: The S&P 500 declined in both of the last two calendar years, but it has not declined for three years in a row since World War II. Barring an unforeseen political or economic event, the prevailing investor sentiment will probably be to put the S&P 500 index in positive territory for 2002. We believe the S&P 500 will post a positive (but most likely single-digit) return but are uncertain whether the index (consisting of large-cap stocks) will perform as well as the mid-cap and small-cap sectors of the market. For the remainder of 2002, the U.S. economy should come out of the doldrums and pull up the S&P 500 with it by boosting the corporate profits of S&P 500 companies.

We believe Scudder S&P 500 Stock Fund remains an attractive vehicle for investors seeking to participate in the long-term success of large American companies.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary February 28, 2002

Asset Allocation	2/28/02	8/31/01

Common Stocks	97%	98%
Cash Equivalents	3%	2%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	2/28/02	8/31/01

Financial	17%	16%
Health	15%	14%
Technology	14%	15%
Manufacturing	9%	10%
Consumer Discretionary	9%	7%
Consumer Staples	9%	8%
Energy	7%	8%
Communications	5%	6%
Service Industries	4%	4%
Other	11%	12%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at February 28, 2002 (23.7% of Portfolio)
1. General Electric Co. Industrial conglomerate	3.7%
2. Microsoft Corp. Developer of computer software	3.0%
3. Exxon Mobil Corp. Explorer and producer of oil and gas	2.7%
4. Wal-Mart Stores, Inc. Operator of discount stores	2.6%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	2.5%
6. Citigroup, Inc. Provider of diversified financial services	2.2%
7. American International Group, Inc. Provider of insurance services	1.8%
8. Intel Corp. Designer, manufacturer and seller of computer components and related products	1.8%
9. Johnson & Johnson Provider of health care products	1.8%
10. International Business Machines Corp. Manufacturer of computers and servicer of information processing	1.6%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of February 28, 2002 (Unaudited)

	Shares	Value ($)
Common Stocks 96.8%
Communications 4.9%
Cellular Telephone 0.4%
AT&T Wireless Services, Inc.*	20,699	208,853
Nextel Communications, Inc. "A"*	6,122	30,549
Sprint Corp. (PCS Group)*	7,335	67,849
		307,251
Telephone/Communications 4.5%
ADC Telecommunications, Inc.*	6,163	22,187
Alltel Corp.	2,417	134,506
AT&T Corp.	26,911	418,197
Avaya, Inc.*	2,150	11,503
BellSouth Corp.	14,310	554,656
CenturyTel, Inc.	953	31,640
Citizens Communications Co.*	2,300	20,953
JDS Uniphase Corp.*	9,989	48,447
Qwest Communications International, Inc.	12,481	108,585
SBC Communications, Inc.	25,716	973,093
Sprint Corp. (FON Group)	6,925	97,573
Verizon Communications, Inc.	20,702	968,854
WorldCom, Inc. (Worldcom Group)*	22,507	169,253
		3,559,447
Construction 0.5%
Building Materials 0.0%
Vulcan Materials Co.	721	34,846
Building Products 0.2%
Georgia-Pacific Corp.	1,678	43,041
Masco Corp.	3,613	101,417
		144,458
Forest Products 0.2%
Louisiana-Pacific Corp.	715	7,214
Plum Creek Timber Co., Inc. (REIT)	1,400	43,330
Weyerhaeuser Co.	1,706	105,465
		156,009
Homebuilding 0.1%
KB Home	415	18,115
Pulte Homes, Inc.	515	26,749
		44,864
Consumer Discretionary 8.3%
Apparel & Shoes 0.2%
Jones Apparel Group, Inc.*	813	28,992
Liz Claiborne, Inc.	898	27,218
NIKE, Inc. "B"	1,982	116,661
Reebok International Ltd.*	380	10,518
		183,389
Department & Chain Stores 6.3%
Bed Bath & Beyond, Inc.*	2,255	75,317
Best Buy Co., Inc.*	1,597	107,638
Big Lots, Inc.	530	6,678
Costco Wholesale Corp.*	3,541	146,102
CVS Corp.	2,924	79,884
Dillard's, Inc.	715	14,372
Dollar General Corp.	2,539	37,450
Federated Department Stores, Inc.*	1,448	60,686
Gap, Inc.	6,612	79,146
Home Depot, Inc.	17,911	895,550
J.C. Penny Co., Inc.	1,981	38,709
Kohl's Corp.*	2,636	178,378
Lowe's Companies, Inc.	5,870	265,618
Nordstrom, Inc.	1,070	27,242
Sears, Roebuck & Co.	2,399	126,139
Target Corp.	6,930	290,367
The Limited, Inc.	3,178	57,236
The May Department Stores Co.	2,364	86,617
TJX Companies, Inc.	2,027	76,965
Wal-Mart Stores, Inc.	34,077	2,113,115
Walgreen Co.	7,716	310,492
		5,073,701
Home Furnishings 0.1%
Newell Rubbermaid, Inc.	1,991	61,980
Tupperware Corp.	315	6,357
		68,337
Hotels & Casinos 0.4%
Carnival Corp. "A"	4,632	126,407
Harrah's Entertainment, Inc.*	973	39,348
Hilton Hotels Corp.	2,831	36,407
Marriott International, Inc. "A"	1,834	72,388
Starwood Hotels & Resorts Worldwide, Inc.	1,561	56,196
		330,746
Recreational Products 0.3%
Brunswick Corp.	710	19,163
Harley-Davidson, Inc.	2,333	119,590
Hasbro, Inc.	1,461	20,907
International Game Technology*	648	43,753
Mattel, Inc.	3,203	60,697
		264,110
Restaurants 0.6%
Darden Restaurants, Inc.	946	39,997
McDonald's Corp.	9,720	253,692
Starbucks Corp.*	3,040	69,950
Tricon Global Restaurants, Inc.*	1,123	66,403
Wendy's International, Inc.	657	20,374
		450,416
Specialty Retail 0.4%
AutoZone, Inc.*	843	55,941
Circuit City Stores (Circuit City Group)	1,598	28,572
Family Dollar Stores, Inc.	1,324	43,480
Office Depot, Inc.*	2,415	45,909
RadioShack Corp.	1,442	39,568
Staples, Inc.*	3,661	72,012
Tiffany & Co.	1,204	39,503
Toys ''R'' Us, Inc.*	1,515	26,982
		351,967
Consumer Staples 8.3%
Alcohol & Tobacco 1.6%
Adolph Coors Co. "B"	308	18,637
Anheuser-Busch Companies, Inc.	6,822	346,899
Brown-Forman Corp. "B"	472	32,072
Philip Morris Companies, Inc.	16,585	873,366
UST, Inc.	1,278	44,551
		1,315,525
Consumer Electronic and Photographic 0.2%
Eastman Kodak Co.	2,171	68,387
Maytag Corp.	511	20,404
Whirlpool Corp.	592	44,459
		133,250
Consumer Specialties 0.0%
American Greeting Corp. "A"	415	5,715
Farming 0.1%
Archer Daniels Midland Co.	4,941	68,433
Food & Beverage 4.0%
Albertson's, Inc.	3,170	95,924
Campbell Soup Co.	3,147	84,151
The Coca-Cola Co.	19,132	906,665
Coca-Cola Enterprises, Inc.	3,320	57,868
ConAgra, Inc.	4,133	96,754
General Mills, Inc.	2,852	131,848
H.J. Heinz Co.	2,754	112,281
Hershey Foods Corp.	1,071	75,666
Kellogg Co.	3,179	109,834
Kroger Co.*	6,144	136,090
Pepsi Bottling Group, Inc.	2,120	52,682
PepsiCo, Inc.	13,356	674,478
Safeway, Inc.*	3,759	161,562
Sara Lee Corp.	5,805	121,441
Supervalu, Inc.	876	22,732
Unilever NV (New York shares)	4,461	259,987
William Wrigley Jr. Co.	1,636	91,681
Winn-Dixie Stores, Inc.	1,046	17,521
		3,209,165
Package Goods/Cosmetics 2.3%
Alberto-Culver Co. "B"	415	21,609
Avon Products, Inc.	1,803	93,197
Clorox Co.	1,811	79,304
Colgate-Palmolive Co.	4,290	240,154
Gillette Co.	8,112	277,349
International Flavors & Fragrances, Inc.	830	28,594
Kimberly-Clark Corp.	4,034	252,528
Procter & Gamble Co.	9,860	836,029
		1,828,764
Textiles 0.1%
V.F. Corp.	967	40,662
Durables 2.9%
Aerospace 1.1%
Boeing Co.	6,463	297,039
Goodrich Corp.	867	25,880
Lockheed Martin Corp.	3,325	187,563
Northrop Grumman Corp.	831	88,950
Rockwell Automation, Inc.	1,246	24,609
United Technologies Corp.	3,531	257,586
		881,627
Automobiles 0.8%
Cummins, Inc.	264	10,977
Dana Corp.	1,202	22,357
Delphi Automotive Systems Corp.	4,281	68,453
Ford Motor Co.	13,902	206,862
General Motors Corp.	4,237	224,476
Genuine Parts Co.	1,373	50,156
Navistar International Corp.*	415	17,646
		600,927
Construction/Agricultural Equipment 0.4%
Caterpillar, Inc.	2,636	146,324
Deere & Co.	1,838	88,095
PACCAR, Inc.	659	47,402
		281,821
Leasing Companies 0.0%
Ryder System, Inc.	586	16,467
Telecommunications Equipment 0.5%
Andrew Corp.*	564	9,481
CIENA Corp.*	2,300	17,848
Lucent Technologies, Inc.	26,348	147,285
Nortel Networks Corp.	24,795	125,711
Palm, Inc.*	3,837	11,588
Scientific-Atlanta, Inc.	1,174	26,262
Tellabs, Inc.*	3,143	32,247
		370,422
Tires 0.1%
Cooper Tire & Rubber Co.	300	5,736
Goodyear Tire & Rubber Co.	1,280	35,200
		40,936
Energy 7.1%
Engineering 0.0%
McDermott International, Inc.*	100	1,432
Oil & Gas Production 1.0%
Anadarko Petroleum Corp.	1,952	101,699
Apache Corp.	1,041	54,886
Burlington Resources, Inc.	1,501	56,408
Conoco, Inc.	4,959	137,166
Devon Energy Corp.	1,262	55,124
El Paso Corp.	3,773	147,449
EOG Resources, Inc.	841	29,595
Kerr-McGee Corp.	748	41,357
Nabors Industries, Inc.*	1,003	35,576
Nisource, Inc.	1,639	34,403
Occidental Petroleum Corp.	3,026	81,218
		774,881
Oil Companies 5.1%
Amerada Hess Corp.	621	43,017
Ashland, Inc.	415	18,007
ChevronTexaco Corp.	8,062	680,716
Exxon Mobil Corp.	52,219	2,156,645
Marathon Oil Corp.	2,506	68,915
Phillips Petroleum Co.	3,014	178,169
Royal Dutch Petroleum Co. (New York shares)	16,339	839,334
Unocal Corp.	1,889	67,872
Xcel Energy, Inc.	2,786	65,889
		4,118,564
Oil/Gas Transmission 0.4%
Dynegy, Inc.	2,624	67,096
Exelon Corp.	2,468	121,623
Kinder Morgan, Inc.	947	38,827
Sempra Energy	1,666	37,185
Sunoco, Inc.	630	24,268
Williams Companies, Inc.	4,057	62,681
		351,680
Oilfield Services/Equipment 0.6%
Baker Hughes, Inc.	2,560	90,394
Halliburton Co.	3,410	56,129
Noble Drilling Corp.*	990	34,878
Rowan Companies, Inc.*	886	16,524
Schlumberger Ltd.	4,359	253,737
		451,662
Financial 16.5%
Banks 6.9%
AmSouth Bancorp.	2,484	52,537
Bank of America Corp.	11,990	766,761
Bank of New York Co., Inc.	5,562	209,354
Bank One Corp.	9,002	322,632
BB&T Corp.	3,533	130,756
Comerica, Inc.	1,334	79,840
Fifth Third Bancorp.	4,495	286,601
FleetBoston Financial Corp.	8,065	269,210
Golden West Financial Corp.	1,197	76,309
Huntington Bancshares, Inc.	1,782	32,878
J.P. Morgan Chase & Co.	14,948	437,229
KeyCorp	3,256	81,660
Marshall & Ilsley Corp.	784	47,816
MBNA Corp.	6,648	230,553
Mellon Financial Corp.	3,647	131,292
National City Corp.	4,712	134,386
Northern Trust Corp.	1,756	95,035
PNC Financial Services Group	2,161	118,725
Regions Financial Corp.	1,874	60,905
SouthTrust Corp.	2,638	66,662
State Street Corp.	2,526	128,068
SunTrust Banks, Inc.	2,201	138,201
U.S. Bancorp	14,945	311,603
Union Planters Corp.	1,020	47,491
Wachovia Corp.	10,452	347,320
Washington Mutual, Inc.	7,478	243,259
Wells Fargo & Co.	13,058	612,420
Zions Bancorp	729	38,528
		5,498,031
Consumer Finance 3.1%
American Express Co.	10,014	365,010
Capital One Finance Corp.	1,660	81,788
Citigroup, Inc.	39,244	1,775,791
Household International, Inc.	3,551	182,877
Synovus Financial Corp.	2,073	60,739
		2,466,205
Insurance 4.1%
Ace Ltd.	2,000	87,800
AFLAC, Inc.	3,878	99,665
Allstate Corp.	5,455	191,034
Ambac Financial Group, Inc.	811	50,323
American International Group, Inc.	19,916	1,473,187
Aon Corp.	2,142	74,177
Chubb Corp.	1,288	96,780
CIGNA Corp.	1,116	100,105
Cincinnati Financial Corp.	1,362	54,766
Conseco, Inc.*	2,198	8,243
Hartford Financial Services Group, Inc.	1,881	126,027
Jefferson-Pilot Corp.	1,199	60,633
John Hancock Financial Services, Inc.	2,327	89,380
Lincoln National Corp.	1,485	76,047
MBIA, Inc.	1,091	63,769
MetLife, Inc.	5,504	175,468
MGIC Investment Corp.	772	51,817
Progressive Corp.	558	86,936
Providian Financial Corp.	1,785	6,944
Safeco Corp.	1,129	38,330
St. Paul Companies, Inc.	1,580	77,262
Torchmark Corp.	839	33,719
Unum Provident Corp.	1,927	54,573
XL Capital Ltd. "A"	1,075	102,405
		3,279,390
Other Financial Companies 2.2%
Charter One Financial, Inc.	1,506	45,879
Countrywide Credit Industries, Inc.	886	36,370
Fannie Mae	7,577	592,900
Freddie Mac	5,346	340,754
Marsh & McLennan Companies, Inc.	2,175	229,571
Morgan Stanley Dean Witter & Co.	8,432	414,180
T. Rowe Price Group, Inc.	1,021	40,646
USA Education, Inc.	1,187	110,094
		1,810,394
Real Estate 0.2%
Equity Office Properties Trust (REIT)	3,000	86,100
Equity Residential Properties Trust (REIT)	2,200	59,290
		145,390
Health 14.3%
Biotechnology 1.1%
Amgen, Inc.*	7,989	463,202
Biogen, Inc.*	1,144	60,804
Chiron Corp.*	1,416	61,483
Genzyme Corp. (General Division)*	1,700	75,446
Immunex Corp.*	4,100	117,834
MedImmune, Inc.*	1,964	80,976
PPL Corp.	991	32,317
		892,062
Health Industry Services 0.7%
Aetna, Inc.	1,188	41,651
Cardinal Health, Inc.	3,472	229,464
HEALTHSOUTH Corp.*	2,922	34,801
Humana, Inc.*	1,209	15,838
IMS Health, Inc.	2,234	44,680
McKesson Corp.	2,126	74,942
PerkinElmer, Inc.	990	22,770
Quintiles Transnational Corp.*	1,069	17,756
Wellpoint Health Networks, Inc.*	517	62,878
		544,780
Hospital Management 0.6%
HCA, Inc.	3,969	161,657
Health Management Associates, Inc.*	2,000	35,300
Manor Care, Inc.*	730	13,688
Tenet Healthcare Corp.*	2,537	146,512
UnitedHealth Group, Inc.	2,361	171,149
		528,306
Medical Supply & Specialty 3.4%
Applied Biosystems Group (Applera Corp.)	1,619	36,589
Bausch & Lomb, Inc.	482	18,306
Baxter International, Inc.	4,504	249,882
Becton, Dickinson & Co.	1,933	70,922
Biomet, Inc.	2,002	61,181
Boston Scientific Corp.*	3,167	70,814
C.R. Bard, Inc.	364	19,802
Guidant Corp.*	2,355	97,733
Johnson & Johnson	23,405	1,425,365
Medtronic, Inc.	9,244	411,728
St. Jude Medical, Inc.*	648	50,738
Stryker Corp.	1,480	91,020
Waters Corp.*	947	29,594
Zimmer Holdings, Inc.*	1,474	52,710
		2,686,384
Pharmaceuticals 8.5%
Abbott Laboratories	11,850	670,118
Allergan, Inc.	998	64,710
American Home Products Corp.	10,189	647,511
AmerisourceBergen Corp.	785	53,145
Bristol-Myers Squibb Co.	14,747	693,109
Eli Lilly & Co.	8,602	651,429
Forest Laboratories, Inc.*	1,304	103,694
King Pharmaceuticals, Inc.	1,856	57,647
Merck & Co., Inc.	17,348	1,063,953
Pfizer, Inc.	48,143	1,971,937
Pharmacia Corp.	9,987	409,966
Schering-Plough Corp.	11,331	390,806
Watson Pharmaceuticals, Inc.*	717	20,994
		6,799,019
Manufacturing 9.0%
Chemicals 1.1%
Dow Chemical Co.	7,034	220,024
E.I. du Pont de Nemours & Co.	7,758	363,385
Eastman Chemical Co.	609	26,796
Engelhard Corp.	1,046	30,093
Great Lakes Chemicals Corp.	315	7,418
Hercules, Inc.*	600	7,500
PPG Industries, Inc.	1,328	68,193
Praxair, Inc.	1,206	69,827
Rohm & Haas Co.	1,686	64,759
Sigma-Aldrich Corp.	592	26,989
		884,984
Containers & Paper 0.4%
Bemis Company, Inc.	415	23,638
Boise Cascade Corp.	402	14,452
International Paper Co.	3,720	162,750
MeadWestvaco Corp.	1,530	53,142
Pactiv Corp.*	946	18,002
Sealed Air Corp.*	610	27,438
Temple-Inland, Inc.	367	20,438
		319,860
Diversified Manufacturing 5.8%
Ball Corp.	400	16,916
Cooper Industries, Inc.	704	24,886
Crane Co.	315	7,695
Dover Corp.	1,518	60,067
Eaton Corp.	566	45,699
Fortune Brands, Inc.	1,110	50,505
General Electric Co.	75,887	2,921,663
Honeywell International, Inc.	6,359	242,405
Illinois Tool Works, Inc.	2,369	174,264
ITT Industries, Inc.	742	43,778
Leggett & Platt, Inc.	1,358	34,833
Loews Corp.	1,500	87,495
Minnesota Mining & Manufacturing Co.	3,011	355,087
Textron, Inc.	1,067	50,715
Thermo Electron Corp.*	1,424	28,978
TRW, Inc.	1,073	53,918
Tyco International Ltd.	15,242	443,542
		4,642,446
Electrical Products 0.3%
American Power Conversion Corp.*	1,592	20,839
Emerson Electric Co.	3,304	190,277
Power-One, Inc.*	510	3,585
Thomas & Betts Corp.	361	6,895
		221,596
Hand Tools 0.2%
Black & Decker Corp.	599	29,052
Danaher Corp.	1,141	76,709
Snap-On, Inc.	415	14,297
Stanley Works	639	32,225
		152,283
Industrial Specialty 0.5%
Avery Dennison Corp.	776	49,664
Centex Corp.	453	26,473
Corning, Inc.	7,453	50,159
Mykrolis Corp.*	231	2,454
Novellus Systems, Inc.*	1,095	46,636
Pall Corp.	907	17,705
QUALCOMM, Inc.*	5,820	193,515
Sherwin-Williams Co.	1,233	32,576
		419,182
Machinery/Components/Controls 0.4%
Ingersoll-Rand Co. "A"	1,282	64,100
Johnson Controls, Inc.	687	60,978
Millipore Corp.	342	17,852
Parker-Hannifin Corp.	935	46,582
Pitney Bowes, Inc.	1,880	78,434
Visteon Corp.	981	13,911
		281,857
Office Equipment/Supplies 0.1%
Lexmark International, Inc. "A"*	1,029	51,152
Xerox Corp.	5,606	54,434
		105,586
Specialty Chemicals 0.1%
Air Products & Chemicals, Inc.	1,800	87,300
Wholesale Distributors 0.1%
W.W. Grainger, Inc.	726	43,030
Media 3.7%
Advertising 0.3%
Interpublic Group of Companies, Inc.	2,795	76,024
Omnicom Group, Inc.	1,447	135,352
TMP Worldwide, Inc.*	833	23,257
		234,633
Broadcasting & Entertainment 2.6%
AOL Time Warner, Inc.*	33,758	837,198
Clear Channel Communications, Inc.*	4,562	212,680
Univision Communication, Inc. "A"*	1,493	61,571
Viacom, Inc. "B"*	13,502	628,518
Walt Disney Co.	15,452	355,396
		2,095,363
Cable Television 0.3%
Comcast Corp. "A"*	7,090	240,138
Print Media 0.5%
Gannett Co., Inc.	2,093	159,445
Knight-Ridder, Inc.	612	41,249
Meredith Corp.	315	12,430
New York Times Co. "A"	1,262	55,402
Tribune Co.	2,266	97,030
		365,556
Metals and Minerals 0.8%
Precious Metals 0.2%
Barrick Gold Corp.	3,934	71,015
Freeport McMoRan Copper & Gold, Inc. "B"*	1,046	15,324
Newmont Mining Corp.	2,992	72,167
Placer Dome, Inc.	2,687	31,156
		189,662
Steel & Metals 0.6%
Alcan, Inc.	2,533	102,528
Alcoa, Inc.	6,539	245,670
Allegheny Technologies, Inc.	315	4,917
Inco Ltd.*	1,361	25,355
Nucor Corp.	633	35,765
Phelps Dodge Corp.	580	21,988
United States Steel Corp.	614	10,880
Worthington Industries, Inc.	200	2,942
		450,045
Service Industries 3.9%
EDP Services 1.0%
Automatic Data Processing, Inc.	4,689	247,157
Computer Sciences Corp.*	1,292	61,383
Electronic Data Systems Corp.	3,641	214,928
First Data Corp.	2,855	232,740
Fiserv, Inc.*	1,458	62,315
Sapient Corp.*	566	2,485
		821,008
Environmental Services 0.2%
Allied Waste Industries, Inc.*	1,176	15,347
Transocean Sedco Forex, Inc.	2,209	61,874
Waste Management, Inc.	4,769	125,472
		202,693
Investment 0.9%
Bear Stearns Companies, Inc.	715	39,389
Charles Schwab Corp.	10,441	136,151
Franklin Resources, Inc.	2,136	87,277
Lehman Brothers Holdings, Inc.	1,832	103,508
Merrill Lynch & Co., Inc.	6,407	307,216
Stilwell Financial, Inc.	1,667	38,024
		711,565
Miscellaneous Commercial Services 1.0%
Cintas Corp.	1,313	58,153
Concord EFS, Inc.*	3,850	115,616
Convergys Corp.*	1,313	40,033
Ecolab, Inc.	929	43,505
Fluor Corp.	553	20,964
Moody's Corp.	1,144	42,328
NCR Corp.*	803	33,565
Paychex, Inc.	2,953	109,113
Robert Half International, Inc.*	1,425	37,064
Sabre Holdings Corp.*	1,013	44,582
Siebel Systems, Inc.*	3,575	99,242
Sysco Corp.	5,170	152,877
Tektronix, Inc.*	670	16,020
		813,062
Miscellaneous Consumer Services 0.5%
Cendant Corp.*	7,522	130,958
H&R Block, Inc.	1,426	71,942
TXU Corp.	1,986	101,028
Yahoo!, Inc.*	4,426	64,000
		367,928
Printing/Publishing 0.3%
Deluxe Corp.	515	24,411
Dow Jones & Co., Inc.	660	36,835
Equifax, Inc.	1,158	34,740
McGraw-Hill, Inc.	1,463	96,265
R.R. Donnelley & Sons Co.	776	22,201
		214,452
Technology 13.9%
Computer Software 4.5%
Adobe Systems, Inc.	1,698	61,773
Autodesk, Inc.	398	17,580
BMC Software, Inc.*	1,864	29,917
Citrix Systems, Inc.*	1,469	22,285
Computer Associates International, Inc.	4,438	72,251
Compuware Corp.*	2,668	30,442
Comverse Technologies, Inc.*	1,323	20,705
Intuit, Inc.*	1,605	60,813
Microsoft Corp.*	41,193	2,403,200
NVIDIA Corp.*	1,095	55,856
Oracle Corp.*	42,654	708,909
Parametric Technology Corp.*	2,078	15,294
PeopleSoft, Inc.*	2,297	66,774
Rational Software Corp.*	1,400	25,984
Rockwell Collins, Inc.	1,446	33,620
		3,625,403
Diverse Electronic Products 0.8%
Applied Materials, Inc.*	6,210	269,949
Molex, Inc.	1,560	46,176
Motorola, Inc.	17,214	223,782
Solectron Corp.*	6,368	52,663
Teradyne, Inc.*	1,386	46,445
		639,015
EDP Peripherals 0.5%
EMC Corp.*	16,877	183,959
Mercury Interactive Corp.*	689	23,343
Network Appliance, Inc.*	2,408	38,504
Symbol Technologies, Inc.	1,801	15,543
VERITAS Software Corp.*	3,045	108,067
		369,416
Electronic Components/Distributors 1.3%
Analog Devices, Inc.*	2,786	103,667
Applied Micro Circuits Corp.*	2,018	15,518
Broadcom Corp. "A"*	1,978	60,626
Cisco Systems, Inc.*	56,229	802,388
Gateway, Inc.*	2,196	10,102
Jabil Circuit, Inc.*	1,476	27,527
		1,019,828
Electronic Data Processing 3.1%
Apple Computer, Inc.*	2,607	56,572
Compaq Computer Corp.	12,959	131,404
Dell Computer Corp.*	20,047	494,960
Hewlett-Packard Co.	14,947	300,734
International Business Machines Corp.	13,171	1,292,339
Sun Microsystems, Inc.*	25,021	212,929
Unisys Corp.*	2,423	26,895
		2,515,833
Military Electronics 0.3%
General Dynamics Corp.	1,597	145,135
Raytheon Co.	3,028	117,153
		262,288
Office/Plant Automation 0.0%
Novell, Inc.*	2,445	10,000
Precision Instruments 0.1%
Agilent Technologies, Inc.*	3,550	110,583
Semiconductors 3.3%
Advanced Micro Devices, Inc.*	2,591	34,979
Altera Corp.*	2,887	55,055
Conexant Systems, Inc.*	2,043	20,920
Intel Corp.	51,196	1,461,646
KLA-Tencor Corp.*	1,392	80,611
Linear Technology Corp.	2,388	87,950
LSI Logic Corp.*	2,711	40,638
Maxim Integrated Products, Inc.*	2,488	113,851
Micron Technology, Inc.*	4,634	148,983
National Semiconductor Corp.*	1,337	33,626
PMC-Sierra, Inc.*	1,319	19,271
QLogic Corp.*	666	24,809
Sanmina Corp.*	3,850	39,078
Texas Instruments, Inc.	13,355	391,969
Vitesse Semiconductor Corp.*	1,505	10,565
Xilinx, Inc.*	2,631	94,506
		2,658,457
Transportation 0.8%
Air Freight 0.2%
FedEx Corp.*	2,276	131,689
Airlines 0.2%
AMR Corp.*	1,263	32,964
Delta Air Lines, Inc.	1,003	34,604
Southwest Airlines Co.	5,894	124,422
US Airways Group, Inc.*	495	2,633
		194,623
Railroads 0.4%
Burlington Northern Santa Fe Corp.	2,977	86,393
CSX Corp.	1,632	61,592
Norfolk Southern Corp.	2,949	70,157
Union Pacific Corp.	1,895	114,970
		333,112
Utilities 1.9%
Electric Utilities 1.8%
AES Corp.*	4,151	21,419
Allegheny Energy, Inc.	927	32,046
Ameren Corp.	964	39,273
American Electric Power Co.	2,564	112,431
Calpine Corp.*	2,080	15,288
CINergy Corp.	1,288	40,958
CMS Energy Corp.	1,162	25,332
Consolidated Edison, Inc.	1,560	63,648
Constellation Energy Group, Inc.	1,135	32,779
Dominion Resources, Inc.	2,054	119,707
DTE Energy Co.	1,106	45,811
Duke Energy Corp.	5,869	207,176
Edison International*	2,649	41,854
Entergy Corp.	1,758	72,570
FirstEnergy Corp.	2,251	82,380
FPL Group, Inc.	1,305	69,309
Mirant Corp.*	4,435	38,496
PG&E Corp.*	2,836	60,152
Pinnacle West Capital Corp.	600	24,336
Progress Energy, Inc.	1,595	71,360
Public Service Enterprise Group, Inc.	1,604	67,641
Southern Co.	5,142	130,607
TECO Energy, Inc.	1,279	31,949
		1,446,522
Natural Gas Distribution 0.1%
KeySpan Corp.	1,107	35,479
NICOR, Inc.	215	8,998
Peoples Energy Corp.	200	7,430
Reliant Energy, Inc.	2,307	47,986
		99,893
Total Common Stocks (Cost $87,593,890)		77,392,326

	Principal Amount ($)	Value ($)
U.S. Treasury Obligations 0.2%
U.S. Treasury Bill, 1.73%, 4/18/2002 (c) (Cost $184,613)	185,000	184,578
	Shares	Value ($)
Cash Equivalents 3.0%
Zurich Scudder Cash Management QP Trust, 1.93% (b) (Cost $2,365,767)	2,365,767	2,365,767
Total Investment Portfolio - 100.0% (Cost $90,144,270) (a)		79,942,671

* Non-income producing security.
(a) The cost for federal income tax purposes was $91,424,323. At February 28, 2002, net unrealized depreciation for all securities based on tax cost was $11,481,652. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,496,867 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,978,519.
(b) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.
(c) At February 28, 2002, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.
At February 28, 2002, open futures contracts purchased were as follows:
Futures	Expiration	Contracts	Aggregate Face Value ($)	Market Value ($)
S&P 500 Index	3/16/2002	9	2,462,204	2,495,250
Total unrealized appreciation on open futures contracts				33,046

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of February 28, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $90,144,270)	$ 79,942,671
Dividends receivable	121,032
Receivable for Fund shares sold	436,265
Foreign taxes recoverable	52
Total assets	80,500,020
Liabilities
Payable for Fund shares redeemed	136,946
Payable for daily variation margin on open futures contracts	4,761
Accrued management fee	30,822
Other payables and expenses	86,862
Total liabilities	259,391
Net assets, at value	$ 80,240,629
Net Assets
Net assets consist of: Undistributed net investment income (loss)	28,999
Net unrealized appreciation (depreciation) on: Investments	(10,201,599)
Futures	33,046
Accumulated net realized gain (loss)	(4,277,103)
Paid-in capital	94,657,286
Net assets, at value	$ 80,240,629

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2002 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($57,273,913 / 8,282,769 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.91
Maximum offering price per share (100 / 95.50 of $6.91)	$ 7.24
Class B
Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($15,231,986 / 2,220,042 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 6.86
Class C
Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($7,734,730 / 1,126,911 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 6.86

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended February 28, 2002 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $452)	$ 501,446
Interest	26,718
Total Income	528,164
Expenses: Management fee	143,096
Administrative fee	129,626
Distribution service fees	166,904
Trustees' fees and expenses	12,341
Other	1,974
Total expenses, before expense reductions	453,941
Expense reductions	(30)
Total expenses, after expense reductions	453,911
Net investment income (loss)	74,253
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,281,169)
Futures	(121,851)
(2,403,020)
Net unrealized appreciation (depreciation) during the period on: Investments	627,680
Futures	85,627
713,307
Net gain (loss) on investment transactions	(1,689,713)
Net increase (decrease) in net assets resulting from operations	$ (1,615,460)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2002 (Unaudited)	Year Ended August 31, 2001
Operations: Net investment income	$ 74,253	$ 93,019
Net realized gain (loss) on investment transactions	(2,403,020)	(1,799,829)
Net unrealized appreciation (depreciation) on investment transactions during the period	713,307	(11,458,036)
Net increase (decrease) in net assets resulting from operations	(1,615,460)	(13,164,846)
Distributions to shareholders from: Net investment income: Class A	(99,581)	(108,745)
Net realized gains: Class A	-	(62,074)
Class B	-	(6,942)
Class C	-	(6,910)
Fund share transactions: Proceeds from shares sold	32,072,932	68,248,273
Reinvestment of distributions	99,587	184,366
Cost of shares redeemed	(15,013,921)	(16,922,787)
Net increase (decrease) in net assets from Fund share transactions	17,158,598	51,509,852
Increase (decrease) in net assets	15,443,557	38,160,335
Net assets at beginning of period	64,797,072	26,636,737
Net assets at end of period (including undistributed net investment income of $28,999 and $54,327, respectively)	$ 80,240,629	$ 64,797,072

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended August 31,	2002[a]	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.10	$ 9.59	$ 9.50
Income from investment operations: Net investment income[c]	.02	.03	.03
Net realized and unrealized gain (loss)	(.20)	(2.46)	.06
Total from investment operations	(.18)	(2.43)	.09
Less distribution from: Net investment income	(.01)	(.04)	-
Net realized gains on investment transactions	-	(.02)	-
Total distributions	(.01)	(.06)	-
Net asset value, end of period	$ 6.91	$ 7.10	$ 9.59
Total Return (%)[d]	(2.50)**	(25.46)[e]	.95e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	57	45	22
Ratio of expenses before expense reductions (%)	1.04*	1.62[f]	3.19*
Ratio of expenses after expense reductions (%)	1.04*	1.03[f]	1.00*
Ratio of net investment income (loss) (%)	.44*	.41	.90*
Portfolio turnover rate (%)	13*	8	43*

a For the six months ended February 28, 2002 (Unaudited).
b For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
c Based on average shares outstanding during the period.
d Total return does not reflect the effect of any sales charges.
e Total return would have been lower had certain expenses not been reduced.
f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.61% and 1.02%, respectively.
* Annualized
** Not annualized

Class B

Years Ended August 31,	2002[a]	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.06	$ 9.57	$ 9.50
Income from investment operations: Net investment income (loss)[c]	(.01)	(.03)	.00
Net realized and unrealized gain (loss)	(.19)	(2.46)	.07
Total from investment operations	(.20)	(2.49)	.07
Less distribution from: Net realized gains on investment transactions	-	(.02)	-
Net asset value, end of period	$ 6.86	$ 7.06	$ 9.57
Total Return (%)[d]	(2.83)**	(26.04)[e]	.74e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	15	14	3
Ratio of expenses before expense reductions (%)	1.84*	2.64[f]	4.18*
Ratio of expenses after expense reductions (%)	1.84*	1.81[f]	1.75*
Ratio of net investment income (loss) (%)	(.36)*	(.38)	.09*
Portfolio turnover rate (%)	13*	8	43*

a For the six months ended February 28, 2002 (Unaudited).
b For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
c Based on average shares outstanding during the period.
d Total return does not reflect the effect of any sales charges.
e Total return would have been lower had certain expenses not been reduced.
f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.64% and 1.80%, respectively.
* Annualized
** Not annualized

Class C

Years Ended August 31,	2002[a]	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.06	$ 9.57	$ 9.50
Income from investment operations: Net investment income (loss)[c]	(.01)	(.03)	.00
Net realized and unrealized gain (loss)	(.19)	(2.46)	.07
Total from investment operations	(.20)	(2.49)	.07
Less distribution from: Net realized gains on investment transactions	-	(.02)	-
Net asset value, end of period	$ 6.86	$ 7.06	$ 9.57
Total Return (%)[d]	(2.83)**	(26.04)[e]	.74e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	8	5	2
Ratio of expenses before expense reductions (%)	1.82*	2.67[f]	4.13*
Ratio of expenses after expense reductions (%)	1.82*	1.80[f]	1.75*
Ratio of net investment income (loss) (%)	(.34)*	(.36)	.09*
Portfolio turnover rate (%)	13*	8	43*

a For the six months ended February 28, 2002 (Unaudited).
b For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
c Based on average shares outstanding during the period.
d Total return does not reflect the effect of any sales charges.
e Total return would have been lower had certain expenses not been reduced.
f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.66% and 1.79%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder S&P 500 Stock Fund (the "Fund") is a diversified series of Scudder Investors Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Zurich Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks many arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $228,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2009, the expiration date, whichever occurs first. In addition, from November 1, 2000 through August 31, 2001, the Fund incurred approximately $403,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to the Fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended February 28, 2002, purchases and sales of investment securities (excluding short-term instruments) aggregated $20,194,223 and $4,417,490, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc. ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.40% of the first $100,000,000 of the Fund's average daily net assets, 0.36% of the next $100,000,000 of such net assets and 0.34% of such net assets in excess of $200,000,000, computed and accrued daily and payable monthly. Deutsche Asset Management serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by ZSI for its services. Accordingly, for the six months ended February 28, 2002, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.40% of the Fund's average daily net assets.

On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of ZSI, with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the funds' investment management agreements with ZSI under the 1940 Act and, therefore, a termination of those agreements, ZSI intends to seek approval of new agreements from the funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.35%, 0.40% and 0.375% of the average daily net assets for Class A, B and C shares, respectively, computed and accrued daily and payable monthly.

Various third party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of ZSI, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. In addition, other service providers not affiliated with ZSI provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended February 28, 2002, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at February 28, 2002
Class A	$ 88,723	$ 16,060
Class B	28,977	4,891
Class C	11,926	2,267
	$ 129,626	$ 23,218

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2002, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 28, 2002
Class B	$ 54,332	$ 8,700
Class C	23,852	4,358
	$ 78,184	$ 13,058

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2002, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2002
Class A	$ 62,867	$ 13,597
Class B	17,966	3,337
Class C	7,887	1,706
	$ 88,720	$ 18,640

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2002 aggregated $3,519.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2002 the CDSC for Class B and C shares aggregated $33,520 and $120, respectively.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay ZSI a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended February 28, 2002, totaled $24,229 and are reflected as interest income on the Statement of Operations.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended February 28, 2002, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $30 for custodian credits earned.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,609,211	$ 24,937,812	5,794,715	$ 46,846,655
Class B	517,163	3,554,726	2,072,745	16,664,988
Class C	518,094	3,580,394	581,613	4,736,630
		$ 32,072,932		$ 68,248,273
Shares issued in reinvestment of dividends
Class A	13,987	$ 99,587	21,234	$ 170,514
Class B	-	-	866	6,943
Class C	-	-	6,333	6,909
		$ 99,587		$ 184,366
Shares redeemed
Class A	(1,714,209)	$ (11,878,299)	(1,712,623)	$ (13,713,967)
Class B	(312,831)	(2,166,558)	(321,792)	(2,517,326)
Class C	(139,816)	(969,064)	(82,983)	(691,494)
		$ (15,013,921)		$ (16,922,787)
Net increase (decrease)
Class A	1,908,989	$ 13,159,100	4,103,326	$ 33,303,202
Class B	204,332	1,388,168	1,751,819	14,154,605
Class C	378,278	2,611,330	504,963	4,052,045
		$ 17,158,598		$ 51,509,852

Investment Products and Services

Scudder Funds
Core
Scudder Blue Chip Fund
Scudder Focus Value+Growth Fund
Scudder Growth and Income Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Small Company Stock Fund
Scudder Target 2012 Fund
Scudder Total Return Fund
Growth
Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Capital Growth Fund
Scudder Dynamic Growth Fund
Scudder Growth Fund
Scudder Large Company Growth Fund
Scudder Select 1000 Growth Fund
Value
Scudder Contrarian Fund
Scudder-Dreman High Return Equity Fund
Scudder-Dreman Small Cap Value Fund
Scudder Large Company Value Fund
Sector
Scudder-Dreman Financial Services Fund
Scudder Gold & Precious Metals Fund
Scudder Health Care Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Asset Allocation
Scudder Pathway Conservative Portfolio
Scudder Pathway Moderate Portfolio
Scudder Pathway Growth Portfolio
Global/International
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Global Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder Latin America Fund
Scudder New Europe Fund
Scudder Pacific Opportunities Fund
The Japan Fund, Inc.
Income
Scudder Cash Reserves Fund
Scudder Floating Rate Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder Income Fund
Scudder Short-Term Bond Fund
Scudder Strategic Income Fund
Scudder U.S. Government Securities Fund
Tax-Free Income
Scudder California Tax-Free Income Fund
Scudder Florida Tax-Free Income Fund
Scudder High-Yield Tax-Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder New York Tax-Free Income Fund

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Education IRA UGMA/UTMA IRA for Minors
Closed-End Funds
The Brazil Fund, Inc.
The Korea Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder High Income Trust
Scudder Intermediate Government Trust
Scudder Multi-Market Income Trust
Scudder Strategic Income Trust
Scudder Strategic Municipal Income Trust
Scudder Municipal Income Trust

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Dechert

10 Post Office Square South Boston, MA 02109
Shareholder Service Agent

Scudder Investments Service Company

P.O. Box 219151 Kansas City, MO 64121
Custodian and Transfer Agent

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02110
Independent Auditors

Ernst & Young LLP

200 Clarendon Street Boston, MA 02116
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1048

Privacy Statement January 2002

This privacy statement is issued by Zurich Scudder Investments, Inc. (Scudder), its affiliates Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company, and each of the funds managed or advised by Scudder. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by Scudder.

Questions on this policy may be sent to:

Zurich Scudder Investments, Attention: Correspondence - Chicago,

P.O. Box 219415, Kansas City, MO 64121-9415.

Notes

Notes

Notes

Notes